SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease assets		$ 62,812
Current portion of operating lease liabilities		64,306
Noncurrent operating lease liabilities
Total operating lease liability		$ 64,306
Weighted average remaining lease term		1 year
Weighted average discount rate		4.08%